Related-Party Transactions	6 Months Ended
Jun. 30, 2012
Related Party Transactions [Abstract]
Related-Party Transactions

5.	Related-Party Transactions	On January 9, 2010, the Company entered into an unsecured note payable agreement with a stockholder for $15,000 with an annual interest rate of 6% and a maturity date of December 31, 2010. The note was repaid on February 29, 2012.